RELATED PARTY TRANSACTIONS (Tables)	9 Months Ended
Sep. 30, 2024
Disclosure of transactions between related parties [abstract]
Schedule of related parties and related parties transactions
The Company's transactions with ANTA Sports comprise the following:

	Three months ended September 30,		Nine months ended September 30,
In millions	2024	2023	2024	2023
Purchases of goods and services from ANTA Sports and subsidiaries	$8.5	$5.7	$21.4	$18.5
Sales to ANTA Sports and subsidiaries	10.8	0.1	21.6	0.3
Compensation to key management recognized in earnings:

	Three months ended September 30,		Nine months ended September 30,
In millions	2024	2023	2024	2023
Salaries and other short-term employee benefits	$7.1	$4.2	$18.8	$9.5
Post-employment benefits	0.1	0.1	0.4	0.4
Expenses related to share-based incentive plans[1]	3.3	-	17.0	-
Other long-term benefits	-	0.1	0.1	0.2
Total	$10.5	$4.4	$36.3	$10.1
[1]Includes expenses for the share-based payments and for fixed cash compensation on stock options vested at period end.
The Company was granted the following long-term loans from the former parent company, Amer Sports Holding (Cayman) Limited:

In millions	September 30, 2024	December 31, 2023
Long-term loans from the parent company:
Investment Loan	$-	$2,641.0
Facility A Loan	-	1,436.5
Total	$-	$4,077.5

At the Group level, the loan was netted by upfront fees related to the aforementioned loan.

	Three months ended September 30,		Nine months ended September 30,
In millions	2024	2023	2024	2023
Interest expenses to the parent company:
Investment Loan	$-	$54.7	$19.1	$151.7
Facility A Loan	-	5.9	2.5	15.8
Total	$-	$60.6	$21.6	$167.5
The following balances are outstanding at the end of the respective reporting periods in relation to transactions with related parties (except for the long-term loan from the parent company mentioned above):

In millions	September 30, 2024	December 31, 2023
ANTA Sports and subsidiaries
Current payables (purchases of goods and services)	$8.2	$6.3
Current receivables (sales of goods)	11.4	-
Amer Sports Holding (Cayman) Limited
Accounts receivable, net	-	18.0
Other receivables	-	13.3
Key management personnel
Provisions short and long-term incentive	6.1	17.9
Amer Sports Management Company (Cayman) Limited
Loans from related parties taken in 2022	-	11.9
Interest expenses	-	0.8
Low Tide Properties Ltd.
Right-of-use asset / Lease liability	0.7	0.9